AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF
(each a “Fund” and together the “Funds”)

Supplement, dated October 31, 2024
to each Fund’s Prospectus, dated March 1, 2024

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on October 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning November 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap Buffer10 Nov ETF	NVBT	November 1, 2024, to October 31, 2025	15.38% (before management fee) 14.64% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	NVBW	November 1, 2024, to October 31, 2025	11.00% (before management fee) 10.26% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
(the “Fund”)

Supplement, dated October 31, 2024
to the Fund’s Prospectus, dated January 24, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on October 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning November 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	SIXZ	November 1, 2024, to April 30, 2025	7.94% (before management fee) 7.57% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
(the “Fund”)

Supplement, dated October 31, 2024
to the Fund’s Prospectus, dated March 25, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund will begin its initial Outcome Period on November 1, 2024, as shown in the table below.

The Spread for the Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	NVBU	November 1, 2024, to October 31, 2025	3.40% (before management fee) 4.14% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Spread to reflect the corresponding Initial Outcome Period Spread, as set forth in the table above.